Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Agreement	Dec. 31, 2020	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 Agreement
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		20.5835
Net Asset (Liability)			$ (2,013,915,861)				$ (1,992,052,586)
U.S [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset				$ 14,268,352				$ 7,293,404
Exchange rate	20.5835	20.5835			20.5835	19.9487			19.9487
Liability				97,614,622				87,866,609
Net Asset (Liability)			(1,715,557,949)	(83,346,270)			(1,607,330,695)	(80,573,205)
Euro [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset				741,098				2,564
Exchange rate	23.4086	23.4086			23.4086	24.4052			24.4052
Liability				11,735,899				13,501,943
Net Asset (Liability)			(257,372,899)	(10,994,801)			(329,455,044)	(13,499,379)
Pound sterling [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset				2,085				30
Exchange rate		27.8834			27.8834	27.2579			27.2579
Liability				469,032				819,590
Net Asset (Liability)			(13,020,070)	(466,947)			(22,339,485)	(819,560)
Japan, yen [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		0.1789			0.1789	0.1933			0.1933
Liability				110,178,061				110,165,166
Net Asset (Liability)			(19,710,855)	(110,178,061)			(21,294,927)	(110,165,166)
Swiss francs [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate		22.5924			22.5924	22.5720			22.5720
Liability				365,348				515,348
Net Asset (Liability)			$ (8,254,088)	$ (365,348)			$ (11,632,435)	$ (515,348)